Related parties (Details) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Investments in joint ventures and associates [abstract]
Accounts receivable		$ 23,013	$ 97,730
Accounts receivable-Loans		154,810	170,121
Other assets		7,716	7,135
Accounts payable		129,520	114,420
Loans		259,760	30,644
Other liabilities		7
Accounts receivable, Current		23,013	97,730
Accounts receivable, Non-current		0	0
Accounts receivable - Loans, Current		0	0
Accounts receivable - Loans, Non-current		154,810	170,121
Other assets, Current		7,716	7,135
Other assets, Non-current		0	0
Accounts payable, Current		129,520	114,420
Accounts payable, Non-current		0	0
Loans, Current		259,760	30,644
Loans, Non-current		0	0
Other liabilities, Current		7
Other liabilities, Non-current		0
Serviport S.A. [member]
Investments in joint ventures and associates [abstract]
Accounts receivable		0	0
Accounts receivable-Loans		0	0
Other assets		0	0
Accounts payable		5,820	3,989
Loans		0	0
Other liabilities		0
Invercolsa S.A [Member]
Investments in joint ventures and associates [abstract]
Accounts receivable		18,641
Accounts receivable-Loans		0
Other assets		0
Accounts payable		0
Loans		0
Other liabilities		0
Offshore international group [Member]
Investments in joint ventures and associates [abstract]
Accounts receivable	[1]	0	0
Accounts receivable-Loans	[1]	154,810	170,121
Other assets	[1]	0	0
Accounts payable	[1]	0	0
Loans	[1]	0	0
Other liabilities	[1]	0
Equion Energia Limited [Member]
Investments in joint ventures and associates [abstract]
Accounts receivable	[2]	4,010	97,601
Accounts receivable-Loans	[2]	0	0
Other assets	[2]	7,716	7,135
Accounts payable	[2]	101,472	89,666
Loans	[2]	259,760	30,644
Other liabilities	[2]	7
Ecodiesel Colombia SA [Member]
Investments in joint ventures and associates [abstract]
Accounts receivable		362	129
Accounts receivable-Loans		0	0
Other assets		0	0
Accounts payable		22,228	20,765
Loans		0	$ 0
Other liabilities		$ 0

[1]	Loan granted by Ecopetrol SA to Savia Perú SA (subsidiary of Offshore International Group) for US$57 million in 2016, with an interest rate of 4.99% payable semiannually from 2017 and maturating in 2021. The balance in nominal value of this loan as of December 31, 2017 is US$49 million.
[2]	Deposits held by Equion in Capital AG for a nominal value of US$ 77 million with maturity in January 2018 and a weighted average rate of 1.44%.